Other current assets	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other current assets
Other current assets

Other current assets include:

(In US$ millions)	December 31, 2015	December 31, 2014
Prepaid expenses	42	30
Reimbursable amounts due from customers	48	79
Deferred mobilization cost	55	7
Deferred consideration (1)	166	—
Taxes receivable	32	29
Other current assets	52	77
Total other current assets	395	222

(1)	The deferred consideration receivable relates to the disposal of the tender rig business to SapuraKencana in 2013, and the balance includes interest accrued. Refer to Note 11 for more information.